Warrants (Tables)	12 Months Ended
Jul. 31, 2025
Warrants [Abstract]
Schedule of Information Relating to Outstanding and Exercisable Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of July 31, 2025:

	Year ended July 31, 2025
	Number	Weighted average exercise price
Outstanding at beginning of the year	-	$-
Issued during the period - Pre-Funded Warrants	49,309	0.18
Issued during the period - Restricted Warrants	137,086	21.6
Exercised during the year	(49,309)	0.18
Outstanding at end of the year	137,086	$21.6

Schedule of Warrants Outstanding and Warrants Exercisable
	Warrants Outstanding			Warrants Exercisable
	Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Restricted Warrants	137,086	5.02	21.6	-	-